Basis of Presentation and Consolidation and Summary of Significant Accounting Policies - Advertising Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Advertising expense	$ 2.2	$ 0.9